Significant Customer Information and Other Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Revenue	$ 1,146,428	$ 375,249	$ 745,433	$ 271,087	$ 76,373
Geographic Concentration Risk [Member] | Non-US [Member]
Concentration Risk [Line Items]
Long-lived assets including property and equipment	$ 26,600		$ 20,000	$ 5,300
Revenue [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%	12.00%	13.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	13.00%	12.00%	14.00%	19.00%
Revenue [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	13.00%	11.00%	14.00%	20.00%
Revenue [Member] | Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Revenue	$ 1,146,428	$ 375,249	$ 745,433	$ 271,087	$ 76,373
Revenue [Member] | Geographic Concentration Risk [Member] | United States [Member]
Concentration Risk [Line Items]
Revenue	848,789	296,333	562,553	206,082	67,248
Revenue [Member] | Geographic Concentration Risk [Member] | Americas excluding United States [Member]
Concentration Risk [Line Items]
Revenue	54,408	17,154	38,576	9,094
Revenue [Member] | Geographic Concentration Risk [Member] | Europe, Middle East, and Africa [Member]
Concentration Risk [Line Items]
Revenue	123,981	31,531	60,699	25,041	6,274
Revenue [Member] | Geographic Concentration Risk [Member] | APAC [Member]
Concentration Risk [Line Items]
Revenue	$ 119,250	$ 30,231	$ 83,605	$ 30,870	$ 2,851
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%		17.00%	22.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%		14.00%	15.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			13.00%	14.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			10.00%